Debt and Derivative Instruments	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt and Derivative Instruments

(12) Debt and Derivative Instruments

The following represents the Company’s debt obligations as of December 31, 2018 and 2017:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	2018		2017
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TMCL II Secured Debt Facility (1)	$654,485	4.36%	$659,714	3.38%	August 2024
TMCL IV Secured Debt Facility	—	—	132,885	4.00%	—
TL Revolving Credit Facility	1,272,074	4.00%	568,403	3.56%	September 2023
TL Revolving Credit Facility II	—	—	150,906	3.55%	—
TW Credit Facility	—	—	97,148	3.38%	—
TAP Funding Revolving Credit Facility	171,937	4.41%	163,276	3.43%	December 2021
TL Term Loan	—	—	352,555	3.69%	—
TMCL VI Term Loan	276,210	4.30%	—	—	February 2038
2017-1 Bonds	353,884	3.91%	390,013	3.91%	May 2042
2017-2 Bonds	435,838	3.73%	475,408	3.73%	June 2042
2018-1 Bonds	245,399	4.14%	—	—	July 2043
Total debt obligations	$3,409,827		$2,990,308
Amount due within one year	$191,689		$233,681
Amounts due beyond one year	$3,218,138		$2,756,627

(1) Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

 Secured Debt Facilities

(a)	TMCL II

TMCL II has a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000. There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears. TMCL II’s primary ongoing container financing requirements have been funded by commitments under the TMCL II Secured Debt Facility.  The advance rates under the TMCL II Secured Debt Facility were 80.0%  at both December 31, 2018 and 2017. TMCL II is required to maintain restricted cash balances on deposit in a designated bank account equal to five months of interest expense on the TMCL II Secured Debt Facility.

Under the terms of the TMCL II Secured Debt Facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount that is calculated based on TMCL II’s book value of equipment, restricted cash and net investment in direct financing and sales-type leases as specified in each of the relevant secured debt facility indentures (the “Asset Base”). The total obligations under the TMCL II Secured Debt Facility is secured by a pledge of TMCL II’s assets. As of December 31, 2018, TMCL II Secured Debt Facility’s Asset Base and total assets amounted to $655,210 and $864,338, respectively.

(b)	TMCL IV

TMCL IV had a securitization facility (the “TMCL IV Secured Debt Facility”) that provided for an aggregate commitment amount of up to $300,000.

On January 31, 2018, TMCL IV terminated its TMCL IV Secured Debt Facility and the unpaid debt amount of $129,400 was fully repaid by $124,608 proceeds from the TL Revolving Credit Facility and TMCL IV’s available cash of $4,792.

Credit Facilities

(a)	TL

TL has a revolving credit facility (the “TL Revolving Credit Facility”) that provides for an aggregate commitment amount of up to $1,500,000 (which includes a $25,000 letter of credit facility). There is a commitment fee on the unused amount of the total commitment, payable quarterly in arrears. The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 2023 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility is based either on the base rate for Base Rate loans plus a spread between 1.5% and 2.0% or LIBOR for Eurodollar rate loans plus a spread between 2.0% and 2.5%, as defined in the credit agreement, which varied based on TGH’s leverage. TL’s primary ongoing container financing requirements have been funded by commitments under the TL Revolving Credit Facility. The advance rates under the TL Revolving Credit Facility were 83.5% and 84.5% at December 31, 2018 and 2017, respectively. Interest payments on Base Rate loans and Eurodollar rate loans are payable in arrears on the last day of each calendar month and on the last day of each interest period, respectively.

In September 2018, TL entered into an amendment of the TL Revolving Credit Facility, which increased its aggregate commitment amount from $700,000 to $1,500,000, extended the maturity date from June 2020 to September 2023, and lowered the interest margin from 2.00% to 1.50%. Borrowings under the TL Revolving Credit Facility were primarily used to acquire containers and to pay in full its TL Revolving Credit Facility II and TL Term Loan. The Company wrote-off $529 of unamortized debt issuance costs in September 2018.

TL had another revolving credit facility (the “TL Revolving Credit Facility II”) that provided for an aggregate commitment amount of up to $190,000. The TL Revolving Credit Facility II provided for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings were due in full. In September 2018, TL terminated its TL Revolving Credit Facility II, which would have expired in July 2020, and the unpaid debt amount of $167,000 was fully repaid by proceeds from the TL Revolving Credit Facility.

The TL Revolving Credit Facility was secured by segregated pools of TL’s containers and under the terms of the facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is based on a formula based on TL’s net book value of containers and net investment in direct financing and sales-type leases designated to the facility. As of December 31, 2018, TL Revolving Credit Facility’s Asset Base amounted to $1,416,637.  TGH acts as an unconditional guarantor of the TL Revolving Credit Facility. The Company had no  outstanding letters of credit under the TL Revolving Credit Facility as of December 31, 2018 and 2017.

(b)	TW

TW had a credit agreement, with Wells Fargo Bank N.A. as the lender, which provided for a revolving credit facility with an aggregate commitment amount of up to $300,000 (the “TW Credit Facility”).  TW was required to make monthly principal pay downs from its available funds, net revenue collection after interest payment, interest rate hedging payment and certain management fees, until the outstanding balance was fully repaid prior to final maturity.    On November 2, 2018, TW terminated its TW Credit Facility, which would have expired in September 2026, and the unpaid debt amount of $65,269 was fully repaid by proceeds from the TL Revolving Credit Facility (see Note 1 (b) “Nature of Business and Summary of Significant Accounting Policies” for additional information on TL’s purchase of the total outstanding common shares of TW from Wells Fargo Container Corp. in October 2018).

(c)	TAP Funding

TAP Funding has a credit agreement, that provides for a revolving credit facility with an aggregate commitment amount of up to $190,000 (the “TAP Funding Revolving Credit Facility”). There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears. TAP Funding’s primary ongoing container financing requirements have been funded by commitments under the TAP Funding Revolving Credit Facility. The advance rates under the TAP Funding Revolving Credit Facility were 80.0% at both December 31, 2018 and 2017. TAP Funding is required to maintain restricted cash balances on deposit in a designated bank account equal to five months of interest expense. Interest on the outstanding amount due under the TAP Funding Revolving Credit Facility is based on one-month LIBOR plus 1.95%, payable monthly in arrears.

The TAP Funding Revolving Credit Facility is secured by a pledge of TAP Funding’s total assets and under the terms of the TAP Funding Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is based on a formula based on TAP Funding’s net book value of containers and direct financing and sales-type leases. As of December 31, 2018, TAP Funding Revolving Credit Facility’s Asset Base and TAP Funding’s total assets amounted to $175,798 and $228,567, respectively.

Term Loan

(a)	TL

TL had a $500,000 five-year term loan (the “TL Term Loan”) that represents a partially-amortizing term loan.     Under the terms of the TL Term Loan, scheduled principal repayments were payable in twenty quarterly installments, consisting of nineteen quarterly installments, commencing on September 30, 2014, each in an amount equal to 1.58% of the initial principal balance and one final installment payable on the Maturity Date (April 30, 2019). In September 2018, TL terminated its TL Term Loan, which would have matured in April 2019, and the unpaid debt amount of $332,000 was fully repaid by proceeds from the TL Revolving Credit Facility. The Company wrote-off $352 of unamortized debt issuance costs in September 2018.

(b)	TMCL VI

On February 15, 2018, TMCL VI completed a $300,000 fixed rate term loan (the “TMCL VI Term Loan”) with a lender group comprised of a financial institution and on institutional investor. The facility represents a partially-amortizing term loan based on defined repayment schedules until February 15, 2025 and after that, repayment will be based on available cash. It has a legal final maturity date on February 15, 2038. The proceeds from the TMCL VI Term Loan were primarily used to repay $159,480 and $122,910 of the outstanding principal balance of TMCL II Secured Debt Facility and TL Revolving Credit Facility, respectively. The advance rates under the TMCL VI Term Loan was 77.08% at December 31, 2018. TMCL VI was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the TMCL VI Term Loan.

Under the terms of the TMCL VI Term Loan, the total outstanding principal may not exceed an amount that is based on a formula based on TMCL VI’s book value of equipment, restricted cash and net investment in direct financing and sales-type leases (the “Asset Base”). The total obligations under the TMCL VI Term Loan are secured by a pledge of TMCL VI’s assets. As of December 31, 2018, the TMCL VI Term Loan Asset Base and TMCL VI’s total assets amounted to $274,515 and $369,893, respectively.

 Bonds Payable

(a)	TMCL V

TMCL V issued the Series 2017-1 Fixed Rate Asset Backed Notes (the “2017-1 Bonds”), $350,000 aggregate Class A principal amount and $70,000 aggregate Class B principal amount of 2017-1 Bonds, to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $420,000 in 2017-1 Bonds represent fully amortizing notes payable over a scheduled payment term of 9 years, but not to exceed a maximum payment term of 25 years. The target final payment date and legal final payment date are May 20, 2026 and May 20, 2042, respectively. Both principal and interest incurred are payable monthly in arrears. The advance rate under the 2017-1 Bonds was 75.2% at December 31, 2018 and 2017. TMCL V was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the 2017-1 Bonds. Proceeds from the 2017-1 Bonds was used to acquire containers from TMCL III and for general corporate purposes.  The 2017-1 Bonds are secured by a pledge of TMCL V’s total assets.

TMCL V also issued the Series 2017-2 Fixed Rate Asset Backed Notes (the “2017-2 Bonds”), $416,000 aggregate Class A principal amount and $84,000 aggregate Class B principal amount of 2017-2 Bonds, to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $500,000 in 2017-2 Bonds represent fully amortizing notes payable over a scheduled payment term of 9 years, but not to exceed a maximum payment term of 25 years. The target final payment date and legal final payment date are June 20, 2026 and June 20, 2042, respectively. Both principal and interest incurred are payable monthly in arrears. The advance rate under the 2017-2 Bonds was 77.6% at December 31, 2018 and 2017. TMCL V was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the 2017-2 Bonds. Proceeds from the 2017-2 Bonds was used to acquire containers from the TL Revolving Credit Facility and the TMCL II Secured Debt Facility and for general corporate purposes. The 2017-2 Bonds are secured by a pledge of TMCL V’s total assets.

Under the terms of the 2017-1 Bonds and the 2017-2 Bonds, the total outstanding principal may not exceed an amount that is based on a formula based on TMCL V’s book value of equipment, restricted cash and net investment in direct financing and sales-type leases as specified in the bond indenture (the “Asset Base”). The total obligations under the 2017-1 Bonds and the 2017-2 Bonds are secured by a pledge of TMCL V’s assets. As of December 31, 2018, the 2017-1 Bonds and the 2017-2 Bonds’ Asset Base amounted to $359,255 and $441,747, respectively, and TMCL V’s total assets amounted to $1,077,079.

(b)	TMCL VII

On August 6, 2018, TMCL VII issued the Series 2018-1 Bonds, $250,000 aggregate Class A principal amount and $9,100 aggregate Class B principal amount of Series 2018-1 Fixed Rate Asset Backed Notes (the “2018-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act.

The 2018-1 Bonds were issued at 98.82% of par value for the 2018-1 Bonds Class A notes and 98.14% of par value for the 2018-1 Bonds Class B notes, resulting in a total discount of $3,124, which is being accreted to interest expense using the interest rate method over a 7 year term. The $259,100 in 2018-1 Bonds represent partially-amortizing notes payable over a scheduled payment term of 7 years, but not to exceed a maximum payment term of 25 years. Both principal and interest incurred were payable monthly in arrears. The anticipated repayment date and legal final payment date was July 2025 and July 2043, respectively. TMCL VII was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the 2018-1 Bonds. Proceeds from the 2018-1 Bonds was primarily used to acquire containers from TL Revolving Credit Facility and TMCL II Secured Debt Facility and for general corporate purposes. The 2018-1 Bonds are secured by a pledge of TMCL VII’s total assets.

Under the terms of the 2018-1 Bonds, the total outstanding principal may not exceed an amount that is based on a formula based on TMCL VII ’s book value of equipment, restricted cash and net investment in direct financing and sales-type leases as specified in the bond indenture (the “Asset Base”). The total obligations under the 2018-1 Bonds are secured by a pledge of TMCL VII’s assets. As of December 31, 2018, the 2018-1 Bonds’ Asset Base and total assets amounted to $252,668 and $318,156, respectively.

Restrictive Covenants

The Company’s debt agreements contain various restrictive financial and other covenants, including limitations on certain liens, indebtedness and investments.

•

The TL Revolving Credit Facility contain certain restrictive financial covenants on TGH’s leverage ratio, fixed charge coverage ratio and consolidated tangible net worth; and TL’s leverage coverage and interest coverage ratio.

•

The TMCL II Secured Debt Facility, the TMCL VI Term Loan, the TAP Funding Revolving Credit Facility, the 2017-1 Bonds, the 2017-2 Bonds and the 2018-1 Bonds contain restrictive covenants on leverage ratio of TGH and net income and debt levels of TGH’s container management subsidiary.

•	The TMCL II Secured Debt Facility also contain restrictive covenants regarding certain containers sales proceeds ratio.
•

The TMCL II Secured Debt Facility, the TMCL VI Term Loan, the TAP Funding Revolving Credit Facility, the 2017-1 Bonds, the 2017-2 Bonds and the 2018-1 Bonds also contain restrictive covenants regarding certain debt service coverage ratios and the average age of the underlying container fleets securing each of these obligations.

•

The TMCL II Secured Debt Facility, the TMCL VI Term Loan, the 2017-1 Bonds and the 2017-2 Bonds and the 2018-1 Bonds also contain restrictive covenants on TMCL II, TMCL VI, TMCL V and TMCL VII’s ability to incur other obligations and distribute earnings, respectively.

•	All of the Company’s debt facilities also contain restrictive covenants on borrowing base minimums.

TGH and its subsidiaries were in full compliance with these restrictive covenants at December 31, 2018.

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2018:

	Twelve months ending December 31,						Available borrowing, as limited by the	Current and
	2019	2020	2021	2022	2023 and thereafter	Total Borrowing	Borrowing Base	Available Borrowing
TMCL II Secured Debt Facility (1)	$60,160	$60,484	$55,549	$55,549	$425,895	$657,637	$—	$657,637
TL Revolving Credit Facility	—	—	—	—	1,280,000	1,280,000	136,637	1,416,637
TAP Funding Revolving Credit Facility	13,813	16,752	142,435	—	—	173,000	2,798	175,798
TMCL VI Term Loan	25,500	25,500	25,500	25,500	176,724	278,724	—	278,724
2017-1 Bonds	38,331	39,357	52,173	63,220	164,129	357,210	—	357,210
2017-2 Bonds (2)	40,968	43,958	55,259	67,021	232,709	439,915	—	439,915
2018-1 Bonds (2)	18,655	18,655	18,655	18,655	176,707	251,327	—	251,327
Total (3)	$197,427	$204,706	$349,571	$229,945	$2,456,164	$3,437,813	$139,435	$3,577,248

(1)	Future scheduled payments for the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.
(2)	Future scheduled payments for the 2017-2 Bonds and 2018-1 Bonds exclude an unamortized discount of $60 and $2,888, respectively.
(3)	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $25,038.

Derivative Instruments

The Company has entered into several interest rate cap, collar and swap agreements with several banks to reduce the impact of changes in interest rates associated with its debt obligations. The following is a summary of the Company’s derivative instruments as of December 31, 2018:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 0.70% and 2.94% per annum, amortizing notional amounts, with termination dates through Jan 15, 2023	$987,967
Interest rate cap contracts with several banks with fixed rates between 3.70% and 5.10% per annum, nonamortizing notional amounts, with termination dates through August 15, 2021	240,000
Total notional amount as of December 31, 2018	$1,227,967

The Company’s interest rate swap, collar and cap agreements had a fair value asset and liability of $5,555 and $3,639 as of December 31, 2018, respectively, and a fair value asset and liability of $7,787 and $81 as of December 31, 2017, respectively, which are inclusive of counterparty risk. The primary external risk of the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and they were in compliance with the related derivative agreements at December 31, 2018. The Company does not have any master netting arrangements with its counterparties. The Company’s fair value assets and liabilities for its interest rate swap, collar and cap agreements are included in interest rate swaps, collars and caps in the accompanying consolidated balance sheets. The change in fair value was recorded in the consolidated statements of comprehensive income (loss) as unrealized (loss) gain on interest rate swaps, collars and caps, net.